LINES OF CREDIT	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
LINES OF CREDIT
LINES OF CREDIT

NOTE 10 - LINES OF CREDIT

A summary of the Company’s lines of credit as of March 31, 2022 and December 31, 2021 is presented below:

	March 31, 2022	December 31, 2021
National	$2,887,143	$3,265,236
Alpha	927,008	947,333
Pancreta	417,671	489,985
National - COVID	316,377	407,174
Subtotal	4,548,199	5,109,728
Reclassification of National-COVID - Long-term	(185,872)	(366,171)
Ending balance	$4,362,327	$4,743,557

The line of credit with National Bank of Greece is renewed annually with current interest rates of 6.00%, 4.35% (“COSME 2” facility) and 4.35% (plus the 6-month Euribor plus any contributions currently in force by law on certain lines of credit), (“COSME 1” facility).

The maximum borrowing allowed for the 6% line of credit was $3,300,168 and $2,489,960 as of March 31, 2022 and December 31, 2021, respectively. The outstanding balance of the facility was $1,833,394 and $2,185,413, as of March 31, 2022 and December 31, 2021, respectively.

The maximum borrowing allowed for the 4.35% lines of credit, was $1,109,300 and $1,131,800 as of March 31, 2022 and December 31, 2021, respectively. The outstanding balance of the facilities was $1,053,749 and $1,079,823 as of March 31, 2022 and December 31, 2021, respectively.

The line of credit with Alpha Bank of Greece is renewed annually with a current interest rate of 6.00%. The maximum borrowing allowed was $1,109,300 and $1,131,800 as of March 31, 2022 and December 31, 2021, respectively. The outstanding balance of the facility was $927,008 and $947,333, as of March 31, 2022 and December 31, 2021, respectively.

The Company entered into a line of credit with Pancreta Bank on February 23, 2021. The line of credit is renewed annually with a current interest rate of 6.10%. The maximum borrowing allowed as of March 31, 2022 and December 31, 2021 was $554,650 and $565,900, respectively. The outstanding balance of the facility as of March 31, 2022 and December 31, 2021, was $417,671 and $489,985, respectively.

Interest expense for the three months ended March 31, 2022 and 2021, was $17,175 and $16,501, respectively.

Under the agreements, the Company is required to maintain certain financial ratios and covenants. These lines of credit were assumed in the Company’s acquisition of Cosmofarm. As of March 31, 2022 and December 31, 2021, the Company was in compliance with these ratios and covenants.

The above lines of credit are guaranteed and backed by customer receivable checks and they are not considered to be a direct debt obligation for the Company. They are a type of factoring, where the postponed customer checks are assigned by the Company to the bank, in order to be financed at a pre-agreed rate.

COVID-19 Government Funding

Interest expense for three months ended March 31, 2022 and 2021 was $413 and $0, respectively.

NOTE 9 - LINES OF CREDIT

A summary of the Company’s lines of credit as of December 31, 2021, and 2020 is presented below:

	December 31, 2021	December 31, 2020
National	$3,265,236	$3,540,550
Alpha	947,333	1,106,894
Pancreta	489,985	-
National - COVID	407,174	429,240
Subtotal	5,109,728	5,076,684
Reclassification of National-COVID - Long-term	(366,171)	(502,869)
Ending balance	$4,743,557	$4,573,815

The line of credit with National Bank of Greece is renewed annually with current interest rates of 6.00%, 4.35% (“COSME 2” facility) and 4.35% (plus the 6-month Euribor plus any contributions currently in force by law on certain lines of credit), (“COSME 1” facility).

The maximum borrowing allowed for the 6% line of credit was $2,489,960 and $2,690,600 as of December 31, 2021 and 2020, respectively. The outstanding balance of the facility was $2,185,413 and $2,411,182, as of December 31, 2021 and 2020, respectively.

The maximum borrowing allowed for the 4.35% lines of credit, was $1,131,800 and $1,223,000 as of December 31, 2021 and 2020, respectively. The outstanding balance of the facilities was $1,079,823 and $1,129,368 as of December 31, 2021 and 2020, respectively.

The line of credit with Alpha Bank of Greece is renewed annually with a current interest rate of 6.00%. The maximum borrowing allowed was $1,131,800 and $1,123,000 as of December 31, 2021 and 2020, respectively. The outstanding balance of the facility was $947,333 and $1,106,894, as of December 31, 2021 and 2020, respectively.

The Company entered into a line of credit with Pancreta Bank on February 23, 2021. The line of credit is renewed annually with a current interest rate of 6.10%. The maximum borrowing allowed as of December 31, 2021 was $565,900. The outstanding balance of the facility as of December 31, 2021, was $489,985.

Interest expense for the year ended December 31, 2021 and 2020, was $283,415 and $270,655, respectively.

Under the agreements, the Company is required to maintain certain financial ratios and covenants. These lines of credit were assumed in the Company’s acquisition of Cosmofarm. As of the years ended December 31, 2021 and 2020, the Company was in compliance with these ratios and covenants.

The above lines of credit are guaranteed and backed by customer receivable checks and they are not considered to be a direct debt obligation for the Company. They are a type of factoring, where the postponed customer checks are assigned by the Company to the bank, in order to be financed at a pre-agreed rate.

COVID-19 Government Funding

On June 23, 2020, the Company’s subsidiary, Cosmofarm, entered into an agreement with the “National Bank of Greece SA” (the “Bank”) to borrow a maximum of €500,000 ($611,500) under a proposed plan which will operate the same as the line of credit above. The proposed plan has a maturity date of sixty (60) months from the date of the first disbursement, which includes a grace period of nine months. The total amount of the initial proceeds was paid in 3 equal monthly installments. The line of credit is interest bearing from the date of receipt and is payable every three (3) months at an interest rate of 2.7%. The outstanding balance was €359,758 ($407,174) and €350,973 ($429,240) at December 31, 2021 and 2020, respectively of which $366,171 is classified as Lines of credit - long-term portion on the consolidated balance sheet.

Interest expense for the years ended December 31, 2021 and 2020 was $1,753 and $3,910, respectively.